Discontinued operations and assets classified as held for sale - Results of Signify (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discontinued operations and assets classified as held for sale [Line Items]
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		€ 10	€ 9	€ 14
Profit (loss) from discontinued operations	[1],[2],[3]	€ (10)	€ (19)	(213)
Signify Member
Discontinued operations and assets classified as held for sale [Line Items]
Discontinued Operations, Expenses				18
Adjustments for fair value losses (gains)				218
Dividend income				32
Profit Loss Discontinued Operations, Before Tax				(204)
Tax expense relating to profit (loss) from ordinary activities of discontinued operations				(7)
Profit (loss) from discontinued operations				€ (198)

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.